Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited.  All intercompany accounts and transactions have been eliminated in consolidation.

These consolidated  financial statements were approved by management and the Board of Directors and are available for issuance as of the date of the audit opinion.  Subsequent events have been evaluated through this date.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated  financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.  Certain prior year amounts have been reclassified to conform to the current year presentation.

Going Concern and Management’s Response
Going Concern and Management’s Response

The accompanying consolidated  financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company has incurred significant losses in operations in each quarter since inception. For the years ended December 31, 2013 and 2012, the Company has incurred net losses of $3,698,000 and $3,262,000, respectively. In addition, the Company has not generated positive cash flow from operations for the years ended December 31, 2013 and 2012. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, its results of operations and financial condition will be materially and adversely affected.

The voluntary recalls of point of use (POU) and DSU in-line ultrafilters used in hospital water treatment applications announced on October 30, 2013 and the related circumstances could subject the Company to claims or proceedings by consumers, the FDA or other regulatory authorities which may adversely impact the Company’s sales and revenues.

On June 27, 2011, the Company entered into a License Agreement,  effective July 1, 2011, with Bellco S.r.l., as licensee (“Bellco”), an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of Nephros’ patented mid-dilution dialysis filters.  This Agreement provided the Company with payments of €500,000, €750,000, and €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. On February 19, 2014, the Company entered into the First Amendment to License Agreement (the “First Amendment”), by  and between the Company and Bellco, which amends the License Agreement, entered into as of July 1, 2011. As a result of the amendment, the Company will receive a total of €450,000 in upfront fees in connection with the First Amendment, half of which were paid on February 19, 2014, and the other half of which are payable on March 31, 2014. See Note 12, Commitments and Contingencies for further discussion.

On February 4, 2013 and November 12, 2013, the Company issued senior secured notes to Lambda Investors LLC in the principal amount of $1.3 million and $1.5 million, respectively.  As of December 31, 2013, the $1.5 million note is outstanding. The $1.3 million note was repaid on May 22, 2013.  For a more detailed discussion of the terms of the senior secured notes, see Note 6, Senior Secured Notes.

On March 21, 2014 the Company completed a rights offering which resulted in gross proceeds of $2.1 million. See Note 14, Subsequent Events, for further discussion.

There can be no assurance that the Company’s future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company invests its excess cash in bank deposits and money market accounts.  The Company considers all highly liquid investments purchased with original maturities of three months or less from the date of purchase to be cash equivalents.  Cash equivalents are carried at fair value, which approximate cost, and primarily consist of money market funds maintained at major U.S. financial institutions.

Accounts Receivable
Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company’s products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer’s payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management’s best estimate of potential losses.  There were no allowances for doubtful accounts at December 31, 2013 or 2012.  There was no allowance for sales returns at December 31, 2013 or 2012.  There were no write offs of accounts receivable to bad debt expense during 2013 or 2012.

Inventory
Inventory

The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials (fiber) held at the manufacturers’ facilities, and are valued at the lower of cost or market using the first-in, first-out method. The Company’s inventory reserve requirements are based on factors including the products’ expiration date and estimates for the future sales of the product. If estimated sales levels do not materialize, the Company will make adjustments to its assumptions for inventory reserve requirements.

In March 2014, the Company requested the closeout of its October 2013 voluntary product recall.  The Company has fully reserved the recalled product and will destroy the respective product by April 20, 2014.

Patents
Patents

The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred.

Property and Equipment, net
Property and Equipment, net

Property and equipment, net is stated at cost less accumulated depreciation.  These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment for Long-Lived Assets
Impairment for Long-Lived Assets

The Company adheres to Accounting Standards Codification (“ASC”) Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset’s fair value and its carrying value. An estimate of the asset’s fair value is based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable market value. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2013 and December 31, 2012.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

Revenue Recognition
Revenue Recognition

Revenue is recognized in accordance with ASC Topic 605.  Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances.  All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company’s customers.

Deferred revenue  was approximately $703,000 and $1,414,000 on the accompanying consolidated balance sheets as of December 31, 2013 and 2012, respectively, and is related to the License Agreement with Bellco. The Company has recognized approximately $1,756,000 of revenue related to this license agreement to date, including approximately $711,000 for the year ended December 31, 2013, resulting in $703,000 being deferred over the remainder of the expected obligation period. The Company amortizes the deferred revenue monthly over the expected obligation period which ends on December 31, 2014. This will result in expected recognized revenue of approximately $703,000 for each of the year ending December 31, 2014. Total payments of approximately  $2,459,000, including the  final payment of approximately $791,000  received in January 2013, were related to  the License Agreement with Bellco.

Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are recorded as cost of goods sold and are approximately $30,000 and $33,000 for the years ended December 31, 2013 and 2012, respectively.

Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the consolidated statement of operations and comprehensive loss.  The fair value of the Company’s stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the award.  For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Amortization of Debt Issuance Costs
Amortization of Debt Issuance Costs

The Company accounts for debt issuance costs in accordance with ASC 835, which requires that costs paid directly to the issuer of  the notes be reported in the balance sheet as a debt discount and amortized over the term of the associated debt. Debt issuance costs of $399,000 for the year ended December 31, 2013 are associated with the senior secured notes issued to Lambda Investors LLC on February 4, 2013 and  November 12, 2013. Approximately $257,000 of these costs were amortized as of December 31, 2013 and are included in amortization of debt discount on the consolidated statements of operations and comprehensive loss. There were no debt issuance costs for the year ended December 31, 2012.

Other Income (Expense), net
Other Income (Expense), net

Other income (expense), net, of approximately $33,000  includes approximately $50,000 of other expense for the year ended December 31, 2013, primarily due to approximately $36,000 related to foreign currency losses and approximately $14,000 related to the May 2013 rights offering  warrant modification. Other expense was partially offset by other income of approximately $17,000, which consisted primarily of a refund of approximately $15,000 received as a result of the Steris agreement termination. Other income (expense), net, in the amount of approximately $14,000 for the year ended December 31, 2012 is due primarily to approximately $18,000 in write-offs of old vendor invoices which are no longer due, offset partially by approximately $4,000 of net foreign currency losses on invoices paid to and due to an international supplier.

Income Taxes
Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company’s history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2013 and 2012.

ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company’s income tax return.  ASC 740 utilizes a two-step approach for evaluating uncertain tax positions.  Step one, or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any.  Step two, or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority.  The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2010.  The adoption of the provisions of ASC 740 did not have a material impact on the Company’s consolidated financial statements.  During the years ended December 31, 2013 and 2012, the Company recognized no adjustments for uncertain tax positions.  However, management’s conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

Loss per Common Share
Loss per Common Share

In accordance with ASC 260-10, net loss per common share amounts (“basic EPS”) are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution (“diluted EPS”) is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	2013	2012
Stock options	2,410,134	2,294,714
Warrants	13,887,598	14,679,971
Unvested restricted stock	75,450	-

Foreign Currency Translation
Foreign Currency Translation

Foreign currency translation is recognized in accordance with ASC Topic 830.  The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The statement of operations is translated at the weighted average rate for the year.

Comprehensive Income (Loss)
Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220,  is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as foreign currency translation adjustments. For the years ended December 31, 2013 and 2012, the comprehensive loss was approximately $3,700,000 and $3,235,000, respectively.

Recently Adopted Accounting Pronouncements	Recently Adopted Accounting Pronouncements There were no recent accounting pronouncements that are expected to have an effect on the Company’s consolidated financial statements.